LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
LONG-TERM INVESTMENTS
Schedule of components of long-term investments

	December 31,	December 31,
	2024	2023
Equity investment without readily determinable fair value measured at Measurement Alternative (a)	$2,560,822	$2,632,742
Equity investment accounted for using the equity method (b)	4,015,866	4,216,222
Balance at end of the year	$6,576,688	$6,848,964

Schedule of movement of equity investment without readily determinable fair value measured at Measurement Alternative

	December 31,	December 31,
	2024	2023
Opening balance	$2,632,742	$2,261,787
Investment in Beijing Qucheng Technology Co., Ltd. (“Qucheng”)	—	564,900
Impairment against investment in Qucheng	—	(128,204)
Foreign exchange adjustments	(71,920)	(65,741)
Ending balance	$2,560,822	$2,632,742

Schedule of movement of equity investment accounted using equity method

	December 31,	December 31,
	2024	2023
Opening balance	$4,216,222	$—
Investment in Guangzhou Shanxingzhe Technology Investment LLP (“Shanxingzhe”)	—	4,236,750
Share of equity loss	(86,405)	(9,214)
Foreign exchange adjustments	(113,951)	(11,314)
Ending balance	$4,015,866	$4,216,222